Taxation (Details) - Schedule of Income Tax Provision - USD ($)	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Taxation [Abstract]
Current income tax expense		$ 8,347
Deferred income tax benefit	(191,820)	(79,198)
Total income tax benefit	$ (191,820)	$ (70,851)